Contractual Assets with Customers - Exclusive Rights	12 Months Ended
Dec. 31, 2019
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Contractual Assets with Customers - Exclusive Rights
11. Contractual Assets with Customers – Exclusive Rights
Refers to exclusive rights disbursements of Ipiranga’s agreements with reseller service stations and major consumers that are recognized at the time of their occurrence and recognized as a reduction of the revenue from sales and services in the statement of profit or loss according to the conditions established in the agreement (amortization in weighted average term of five years), being reviewed as changes occur under the terms of the agreements.
Balance and changes are shown below:

Balance as of December 31, 2016	1,438,084
Additions	529,732
Amortization	(463,049)
Transfer	(2,407)
Balance as of December 31, 2017	1,502,360
Additions	390,177
Amortization	(371,825)
Transfer	(2,235)

Balance as of December 31, 2018	1,518,477
Additions	330,068
Amortization	(355,250)
Transfer	(27,306)

Balance as of December 31, 2019	1,465,989
Current	465,454
Non-current	1,000,535